JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

August 27, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 359 to the Trust’s Registration Statement under the Securities Act and Amendment No. 361 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add eight new portfolio series to the Trust, listed in the table below (collectively, the “Funds”), each a series of the Trust.

Tuttle Capital MicroStrategy Income Blast ETF	Tuttle Capital Palantir Income Blast ETF
Tuttle Capital NVIDIA Income Blast ETF	Tuttle Capital HOOD Income Blast ETF
Tuttle Capital Coinbase Income Blast ETF	Tuttle Capital Magnificent 7 Income Blast ETF
Tuttle Capital Tesla Income Blast ETF	Tuttle Capital Meme Stock Income Blast ETF

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively

On behalf of Practus, LLP